Fair Value Measurements (Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions		Dec. 31, 2022	Mar. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans held for sale		¥ 182,700	¥ 151,601
Trading debt securities		2,968	2,503
Available-for-sale debt securities		2,107,359	2,174,891
Derivative assets, gross amounts recognized		119,793	51,366
Netting		(16,464)	(20,333)
Net derivative assets		103,329	31,033
Other assets		5,138	5,214
Derivative liabilities, gross amounts recognized		59,775	105,705
Netting		(16,464)	(20,333)
Net derivative Liabilities		43,311	85,372
Policy liabilities and Policy Account Balances		162,958	198,905
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans held for sale	[1]	182,700	151,601
Trading debt securities		2,968	2,503
Available-for-sale debt securities		2,107,359	2,174,891
Equity securities	[2],[3]	355,370	385,271
Derivative assets, gross amounts recognized		119,793	51,366
Netting	[4]	(16,464)	(20,333)
Net derivative assets		103,329	31,033
Other assets		5,138	5,214
Total financial assets		2,773,328	2,770,846
Derivative liabilities, gross amounts recognized		59,775	105,705
Netting	[4]	(16,464)	(20,333)
Net derivative Liabilities		43,311	85,372
Policy liabilities and Policy Account Balances		162,958	198,905
Total financial liabilities		222,733	304,610
Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		25,840	9,570
Derivative liabilities, gross amounts recognized		1,389	8,182
Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		39,610	25,664
Derivative liabilities, gross amounts recognized		36,858	21,562
Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		53,782	16,006
Derivative liabilities, gross amounts recognized		17,454	71,443
Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		561	126
Derivative liabilities, gross amounts recognized		4,070	4,518
Credit derivatives written | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		4
Reinsurance recoverables
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		5,138	5,214
Reinsurance recoverables | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[5]	5,138	5,214
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances		162,958	198,905
Variable Annuity and Variable Life Insurance Contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[6]	162,958	198,905
Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		746,085	832,613
Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[7]	746,085	832,613
Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		354,010	325,604
Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		354,010	325,604
Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		772,155	849,560
Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[8]	772,155	849,560
CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		40,942	28,732
Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		194,167	138,382
Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		194,167	138,382
Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading debt securities		0	0
Available-for-sale debt securities		5,087	1,095
Net derivative assets	[9]	0	0
Net derivative Liabilities	[9]	0	0
Level 1 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans held for sale	[1]	0	0
Trading debt securities		0	0
Available-for-sale debt securities		5,087	1,095
Equity securities	[2],[3]	100,108	112,200
Derivative assets, gross amounts recognized		1,156	292
Netting	[4]	0	0
Net derivative assets		0	0
Other assets		0	0
Total financial assets		106,351	113,587
Derivative liabilities, gross amounts recognized		380	2,026
Netting	[4]	0	0
Net derivative Liabilities		0	0
Policy liabilities and Policy Account Balances		0	0
Total financial liabilities		380	2,026
Level 1 | Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 1 | Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 1 | Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		1,156	292
Derivative liabilities, gross amounts recognized		380	2,026
Level 1 | Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 1 | Credit derivatives written | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		0
Level 1 | Reinsurance recoverables | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[5]	0	0
Level 1 | Variable Annuity and Variable Life Insurance Contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[6]	0	0
Level 1 | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[7]	3,800	1,095
Level 1 | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		0	0
Level 1 | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[8]	1,287	0
Level 1 | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		0	0
Level 1 | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading debt securities		2,968	2,503
Available-for-sale debt securities		1,899,591	2,032,736
Net derivative assets	[9]	0	0
Net derivative Liabilities	[9]	0	0
Level 2 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans held for sale	[1]	6,645	151,601
Trading debt securities		2,968	2,503
Available-for-sale debt securities		1,899,591	2,032,736
Equity securities	[2],[3]	127,944	160,099
Derivative assets, gross amounts recognized		111,607	46,214
Netting	[4]	0	0
Net derivative assets		0	0
Other assets		0	0
Total financial assets		2,148,755	2,393,153
Derivative liabilities, gross amounts recognized		39,492	95,047
Netting	[4]	0	0
Net derivative Liabilities		0	0
Policy liabilities and Policy Account Balances		0	0
Total financial liabilities		39,492	95,047
Level 2 | Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		25,840	9,570
Derivative liabilities, gross amounts recognized		1,389	8,182
Level 2 | Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		32,580	20,804
Derivative liabilities, gross amounts recognized		16,955	12,930
Level 2 | Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		52,626	15,714
Derivative liabilities, gross amounts recognized		17,074	69,417
Level 2 | Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		561	126
Derivative liabilities, gross amounts recognized		4,070	4,518
Level 2 | Credit derivatives written | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		4
Level 2 | Reinsurance recoverables | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[5]	0	0
Level 2 | Variable Annuity and Variable Life Insurance Contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[6]	0	0
Level 2 | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[7]	742,285	831,518
Level 2 | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		350,700	322,551
Level 2 | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[8]	764,687	848,863
Level 2 | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		40,942	28,732
Level 2 | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		977	1,072
Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading debt securities		0	0
Available-for-sale debt securities		202,681	141,060
Net derivative assets	[9]	0	0
Net derivative Liabilities	[9]	0	0
Level 3 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans held for sale	[1]	176,055	0
Trading debt securities		0	0
Available-for-sale debt securities		202,681	141,060
Equity securities	[2],[3]	127,318	112,972
Derivative assets, gross amounts recognized		7,030	4,860
Netting	[4]	0	0
Net derivative assets		0	0
Other assets		5,138	5,214
Total financial assets		518,222	264,106
Derivative liabilities, gross amounts recognized		19,903	8,632
Netting	[4]	0	0
Net derivative Liabilities		0	0
Policy liabilities and Policy Account Balances		162,958	198,905
Total financial liabilities		182,861	207,537
Level 3 | Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 3 | Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		7,030	4,860
Derivative liabilities, gross amounts recognized		19,903	8,632
Level 3 | Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 3 | Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 3 | Credit derivatives written | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		0
Level 3 | Reinsurance recoverables | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[5]	5,138	5,214
Level 3 | Variable Annuity and Variable Life Insurance Contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[6]	162,958	198,905
Level 3 | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[7]	0	0
Level 3 | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		3,310	3,053
Level 3 | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[8]	6,181	697
Level 3 | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		0	0
Level 3 | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		¥ 193,190	¥ 137,310

[1]	A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were a gain of ¥138 million and a loss of ¥3,664 million from the change in the fair value of the loans for the nine months ended December 31, 2021 and 2022, respectively. Included in “Other (income) and expense” in the consolidated statements of income were losses of ¥931 million and ¥156 million from the change in the fair value of the loans for the three months ended December 31, 2021 and 2022, respectively. No gains or losses were recognized in earnings during the nine months ended December 31, 2021 and 2022 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2022, were ¥151,672 million and ¥151,601 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥71 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of December 31, 2022, were ¥186,546 million and ¥182,700 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥3,846 million. As of March 31, 2022 and December 31, 2022, there were no loans that are 90 days or more past due or, in non-accrual status.
[2]	Certain subsidiaries elected the fair value option for certain investments in investment funds, and others included in equity securities. Included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” in the consolidated statements of income were gains of ¥786 million and ¥499 million from the change in the fair value of those investments for the nine months ended December 31, 2021 and 2022, respectively. Included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” in the consolidated statements of income were a gain of ¥201 million and a loss of ¥47 million from the change in the fair value of those investments for the three months ended December 31, 2021 and 2022, respectively. The amounts of aggregate fair value elected the fair value option were ¥11,709 million and ¥15,002 million as of March 31, 2022 and December 31, 2022, respectively.
[3]	The amounts of investment funds measured at net asset value per share which are not included in the above tables were ¥25,999 million and ¥46,085 million as of March 31, 2022 and December 31, 2022, respectively.
[4]	It represents the amount offset under counterparty netting of derivative assets and liabilities.
[5]	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥5,214 million and ¥5,138 million as of March 31, 2022 and December 31, 2022, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings during the nine and three months ended December 31, 2021 and 2022, see Note 17 “Life Insurance Operations.”
[6]	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥198,905 million and ¥162,958 million as of March 31, 2022 and December 31, 2022, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during the nine and three months ended December 31, 2021 and 2022, see Note 17 “Life Insurance Operations.”
[7]	A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a gain of ¥51 million and a loss of ¥15 million from the change in the fair value of those investments for the nine months ended December 31, 2021 and 2022, respectively. There were no “Gains on investment securities and dividends” recorded in the consolidated statements of income from the change in the fair value of those investments for the three months ended December 31, 2021. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a gain of ¥6 million from the change in the fair value of those investments for the three months ended December 31, 2022. There were no such investments elected the fair value option as of March 31, 2022. The amount of aggregate fair value elected the fair value option was ¥238 million as of December 31, 2022.
[8]	A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a gain of ¥55 million and a loss of ¥705 million from the change in the fair value of those investments for the nine months ended December 31, 2021 and 2022, respectively. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥31 million and ¥272 million from the change in the fair value of those investments for the three months ended December 31, 2021 and 2022, respectively. The amounts of aggregate fair value elected the fair value option were ¥7,644 million and ¥10,074 million as of March 31, 2022 and December 31, 2022, respectively.
[9]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”